Commitments and Contingencies - Schedule of Future Minimum Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,509
2019	2,215
2020	1,741
2021	1,482
2022	15
Total	$ 7,962